Stock-Based Compensation - Changes in Stock Options Outstanding (Details) - Options - $ / shares shares in Thousands	6 Months Ended
Dec. 31, 2017
Share Option Activity
Number of options outstanding, beginning	6,822
Number of options granted	1,626
Number of options exercised	(261)
Number of options forfeited	(28)
Number of expired granted	(318)
Number of options outstanding, ending	7,841
Stock Options Weighted Average Exercise Price
Options outstanding, Weighted average exercise price per share, Beginning of period (in dollars per share)	$ 36.17
Options granted, Weighted average exercise price per share (in dollars per share)	36.62
Options exercised, Weighted average exercise price per share (in dollars per share)	25.66
Options forfeited, Weighted average exercise price per share (in dollars per share)	36.89
Options expired, Weighted average exercise price per share (in dollars per share)	61.21
Options outstanding, Weighted average exercise price per share, End of period (in dollars per share)	$ 35.59
Share-based Compensation Arrangement by Share-based Payment Award, Options, Additional Disclosures [Abstract]
Options exercisable, Number of options (in shares)	6,243
Options exercisable, Weighted average exercise price per share (in dollars per share)	$ 35.33